Tax assets and liabilities - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	$ 266
Removal of discontinued US operations		$ (4,542)
Movement in income statement	271	(12)
Other movements including foreign exchange movements	(227)	(38)
Deferred tax assets at end of period	310	266
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(2,862)
Removal of discontinued US operations		3,523
Movement in income statement	(265)	(393)
Other movements including foreign exchange movements	255	83
Deferred tax liabilities at end of period	(2,872)	(2,862)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	3
Movement in income statement	317	3
Other movements including foreign exchange movements	(178)
Deferred tax assets at end of period	142	3
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(242)
Removal of discontinued US operations		691
Movement in income statement	44	127
Other movements including foreign exchange movements	185	3
Deferred tax liabilities at end of period	(13)	(242)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	34
Movement in income statement	1	(16)
Other movements including foreign exchange movements	(33)	(37)
Deferred tax assets at end of period	2	34
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(2,125)
Movement in income statement	(228)	(433)
Other movements including foreign exchange movements	47	73
Deferred tax liabilities at end of period	(2,306)	(2,125)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	162
Removal of discontinued US operations		(4,513)
Movement in income statement	(15)	15
Other movements including foreign exchange movements	(12)	(2)
Deferred tax assets at end of period	135	162
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(495)
Removal of discontinued US operations		2,832
Movement in income statement	(81)	(87)
Other movements including foreign exchange movements	23	7
Deferred tax liabilities at end of period	(553)	(495)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	67
Removal of discontinued US operations		(29)
Movement in income statement	(32)	(14)
Other movements including foreign exchange movements	(4)	1
Deferred tax assets at end of period	$ 31	67
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		4,858
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(6,075)
Continuing and discontinued operations | Unrealised gains and losses on investments
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(1,063)
Continuing and discontinued operations | Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		87
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(1,765)
Continuing and discontinued operations | Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		4,662
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(3,247)
Continuing and discontinued operations | Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		$ 109